Income Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current
Federal	$ 0	$ 0
State and Local	5,297	1,250
Current income tax expense benefit	5,297	1,250
Deferred
Federal	0	0
State and Local	0	0
Deferred income tax expense benefit	0	0
Provision for income taxes	$ 5,297	$ 1,250